Investments - Summary of Investments at Fair Value (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Investments Measured At Fair Value [Line Items]
Total Investments	$ 730	$ 1,228
420 Capital
Disclosure Of Investments Measured At Fair Value [Line Items]
Total Investments	68	68
Lighthouse
Disclosure Of Investments Measured At Fair Value [Line Items]
Total Investments	81	339
Two Roots Brewing Co.
Disclosure Of Investments Measured At Fair Value [Line Items]
Total Investments	0	93
Old Pal
Disclosure Of Investments Measured At Fair Value [Line Items]
Total Investments	532	592
IMC
Disclosure Of Investments Measured At Fair Value [Line Items]
Total Investments	$ 49	$ 136